Non-cash operating items	12 Months Ended
Dec. 31, 2025
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

(millions of U.S. dollars)	2025	2024
Trade and other receivables	$(7.2)	$15.6
Fuel and natural gas in storage	(2.9)	5.3
Supplies and consumables inventory	—	(7.1)
Income taxes recoverable	0.3	(2.0)
Prepaid expenses	(19.8)	11.5
Accounts payable, accrued liabilities and other	14.2	(58.7)
Current income tax liability	(0.8)	12.5
Net regulatory assets and liabilities	(29.5)	(116.6)
	$(45.7)	$(139.5)